Advances for Vessels Under Construction and Acquisitions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in and Advances to Affiliates [Line Items]
Advances for vessels under construction and acquisitions		$ 61,577,818	$ 55,785,801
Other Operating Income (Expense) [Member]
Investments in and Advances to Affiliates [Line Items]
Charges for postponement of vessel delivery	$ 146,667	$ 863,333